CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate investments, at cost:
Land	$ 337,863,000	$ 341,911,000	$ 326,696,000
Buildings, fixtures and improvements	1,665,084,000	1,685,919,000	1,519,558,000
Construction in progress	0	180,000	9,706,000
Acquired intangible lease assets	510,407,000	518,294,000	484,079,000
Total real estate investments, at cost	2,513,354,000	2,546,304,000	2,340,039,000
Less accumulated depreciation and amortization	(179,106,000)	(133,329,000)	(42,568,000)
Total real estate investments, net	2,334,248,000	2,412,975,000	2,297,471,000
Cash and cash equivalents	40,501,000	69,938,000	64,684,000
Restricted cash	3,334,000	3,319,000	6,104,000
Derivatives, at fair value	6,559,000	5,812,000	13,638,000
Investment securities, at fair value		0	490,000
Unbilled straight line rent	27,563,000	23,048,000
Prepaid expenses and other assets	17,944,000	15,345,000	24,873,000
Due from affiliates	16,000	136,000	500,000
Deferred tax assets	2,561,000	2,552,000	2,102,000
Goodwill and other intangible assets, net	3,042,000	2,988,000	3,665,000
Deferred financing costs, net	538,000	4,409,000	15,270,000
Total assets	2,436,306,000	2,540,522,000	2,428,797,000
LIABILITIES AND EQUITY
Mortgage notes payable	507,075,000	524,262,000	281,186,000
Mortgage premium, net	436,000	676,000	1,165,000
Credit facility	673,674,000	717,286,000	659,268,000
Below-market lease liabilities, net	26,398,000	27,978,000	21,676,000
Derivatives, at fair value	17,245,000	6,028,000
Due to affiliates	665,000	399,000	400,000
Accounts payable and accrued expenses	18,003,000	18,659,000	14,791,000
Prepaid rent	14,389,000	15,491,000	12,252,000
Taxes payable	3,893,000	5,201,000	901,000
Deferred tax liability	4,079,000	4,016,000	3,665,000
Dividends payable	30,000	407,000	10,709,000
Total liabilities	1,265,887,000	1,320,403,000	1,012,128,000
Commitments and contingencies
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding at December 31, 2015 and December 31, 2014	0	0	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 168,936,633 and 177,933,175 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	1,692,000	1,692,000	1,782,000
Additional paid-in capital	1,480,376,000	1,480,162,000	1,575,592,000
Accumulated other comprehensive loss	(15,819,000)	(3,649,000)	(5,589,000)
Accumulated deficit	(310,600,000)	(272,812,000)	(155,116,000)
Total stockholders' equity	1,155,649,000	1,205,393,000	1,416,669,000
Non-controlling interest	14,770,000	14,726,000	0
Total equity	1,170,419,000	1,220,119,000	1,416,669,000
Total liabilities and equity	$ 2,436,306,000	2,540,522,000	2,428,797,000
Other Contract
LIABILITIES AND EQUITY
Derivatives, at fair value		6,028,000	6,115,000
Listing Note
LIABILITIES AND EQUITY
Derivatives, at fair value		$ 0	$ 0